Financial risk management - Currency risk (Details) - Currency risk - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
U.S. dollar
Financial risk management
Depreciation or appreciation of the risk variable	10.00%
Increase or decrease in loss and comprehensive loss due to change in risk variable	$ 1,171,000	$ 53,000
Australian dollar
Financial risk management
Depreciation or appreciation of the risk variable	10.00%
Increase or decrease in loss and comprehensive loss due to change in risk variable	$ 135,000	$ 112,000